RELATED PARTIES (Schedule of Target-based Cash Incentives) (Details) - Executive Officer [Member] - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2023
Related Party Transaction [Line Items]
Level of incentive	25.00%
Profit Before Tax Targets Range One [Member]
Related Party Transaction [Line Items]
Level of incentive		20.00%
Profit Before Tax Targets Range Two [Member]
Related Party Transaction [Line Items]
Level of incentive		45.00%
Profit Before Tax Targets Range Three [Member]
Related Party Transaction [Line Items]
Level of incentive		75.00%
Profit Before Tax Targets Range Four [Member]
Related Party Transaction [Line Items]
Level of incentive		110.00%
Profit Before Tax Targets Range Five [Member]
Related Party Transaction [Line Items]
Level of incentive		150.00%
Minimum [Member]
Related Party Transaction [Line Items]
Profit before tax targets		$ 24
Level of incentive		15.00%
Maximum [Member]
Related Party Transaction [Line Items]
Level of incentive		150.00%